Income Taxes - Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Components of Deferred Tax Assets and Liabilities [Abstract]
Allowance for loan losses	$ 1,338	$ 1,275
Unrealized loss on securities available-for-sale	367	176
Other	30	50
Deferred tax assets	1,735	1,501
Premises and equipment	(311)	(363)
Federal Home Loan Bank stock dividends	(376)	(376)
Deferred loan fees	(240)	(232)
Prepaid expenses	(76)	(89)
Other	(286)	(279)
Deferred tax liabilities	(1,289)	(1,339)
Net deferred tax asset	$ 446	$ 162